Fair Value of Assets and Liabilities - Sensitivity analysis of Level 3 instruments (Detail) - Level 3 [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	€ 85	€ 142
Negative fair value movements from using reasonable possible alternatives		4
Financial assets at fair value through profit or loss [member] | Equity (equity derivatives, structured notes) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	35	60
Negative fair value movements from using reasonable possible alternatives		4
Financial assets at fair value through profit or loss [member] | Interest rates (Rates derivatives, FX derivatives) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	40	43
Financial assets at fair value through profit or loss [member] | Credit (Debt securities, Loans, structured notes, credit derivatives) [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives	€ 10	39
Financial assets at fair value through other comprehensive income [member] | Loans And Advances [Member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives		12
Equity securities [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of fair value measurement of assets [line items]
Positive fair value movements from using reasonable possible alternatives		5
Negative fair value movements from using reasonable possible alternatives		€ 10